Non-controlling Interests ("NCI") (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of reconciliation of gain on loss of control in subsidiary

The following table presents a reconciliation of the gain on loss of control for the year ended March 31, 2018:

December 27,
2017

Investment in Acasti at fair value	$6,079,271
Non-controlling interest	2,233,973
Acasti's assets before deconsolidation	(7,143,171)
Acasti's liabilities before deconsolidation	7,613,540
Gain on loss on control of Acasti	$8,783,613